OTHER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of components of other income (expense)
The components of other income (expense) for the years ended December 31 were as follows:

	2019	2018	2017
Interest income	$429	$253	$245
Interest expense	(263)	(156)	(159)
Discount fees (note 25(d))	(347)	—	—
Other	(120)	(46)	(19)
	$(301)	$51	$67